Consolidated Statements of Operations - USD ($)	3 Months Ended		6 Months Ended		12 Months Ended
	Jun. 30, 2022	Jun. 30, 2021	Jun. 30, 2022	Jun. 30, 2021	Dec. 31, 2021	Dec. 31, 2020
Income Statement [Abstract]
Federal grants	$ 207,471	$ 444,516	$ 810,569	$ 695,091	$ 3,531,199	$ 3,931,209
Operating expenses:
Research and development	5,311,298	463,219	8,451,394	787,595	4,690,082	4,389,579
General and administrative	1,951,356	393,914	4,217,161	884,386	18,711,548	1,154,917
Total operating expenses	7,262,654	857,133	12,668,555	1,671,981	23,401,630	5,544,496
Loss from operations	(7,055,183)	(412,617)	(11,857,986)	(976,890)	(19,870,431)	(1,613,287)
Other income (expense):
Change in fair value of derivative liabilities		712,899		673,314	673,314	2,447,908
Issuance costs for convertible notes					(1,920,158)
Change in fair value of convertible notes	(88,763)		2,678,415		(2,993,060)
Issuance of liability classified warrants					(1,865,403)
Change in fair value of liability classified warrants	148,393		2,942,791		(1,438,186)
Loss on debt conversions	(892,636)		(2,595,278)
Interest expense	(37,781)	(910,327)	(52,802)	(1,258,161)	(1,295,307)	(995,496)
Other income and expense, net	2,850	(347,566)	10,816	(347,566)	(436,670)
Total other income (expense), net	(867,937)	(544,994)	2,983,942	(932,413)	(9,275,470)	1,452,412
Net loss	(7,923,120)	(957,611)	(8,874,044)	(1,909,303)	(29,145,901)	(160,875)
Net loss attributable to noncontrolling interests	(26,309)	(22,067)	(26,127)	(26,028)	(62,190)	(217,645)
Deemed dividend related to warrants down round provision	102,479		818,059		(803,140)
Net loss attributable to common stockholders	$ (7,999,290)	$ (935,544)	$ (9,665,976)	$ (1,883,275)	$ (29,886,851)	$ 56,770
Net loss per share:
Net loss per share attributable to common stockholders, basic and diluted	$ (0.24)	$ (0.06)	$ (0.32)	$ (0.12)	$ (1.48)	$ (0)
Weighted average common shares outstanding, basic and diluted	33,988,783	16,053,550	30,656,712	15,943,867	20,164,503	15,768,725
Net income (loss) per diluted share:
Net income (loss) per share attributable to common stockholders, diluted					$ (1.48)	$ (0)
Weighted average common shares outstanding, diluted					20,164,503	16,507,387